SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Accounts payable - related party	$ 364,644	$ 356,191	$ 347,156
Accounts Payable, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued expenses - related party	$ 3,095,488	$ 3,082,363	$ 2,995,452
Accrued interest - related party	2,374,355	2,276,454	1,901,952
Total accounts payable and accrued expenses - related party	$ 5,834,487	$ 5,715,008	$ 5,244,560